EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
Schedule of weighted average number of share
In Thousands of Shares
Description	2023	2022	2021
Issued common shares at January 1	90,515	85,546	77,961
Effect of shares issued	1,172	3,837	4,015
Weighted average number of common shares outstanding at December 31	91,687	89,383	81,976